UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Biotechnology — 31.5%
AbbVie, Inc.	1,225,000	$71,233,750
Actelion, Ltd.	283,000	39,700,976
Alexion Pharmaceuticals, Inc.(1)	223,000	39,792,120
Amgen, Inc.	396,000	63,795,600
Biogen, Inc.(1)	200,000	57,372,000
Bluebird Bio, Inc.(1)	191,800	17,022,250
Celgene Corp.(1)	256,000	28,019,200
Forward Pharma A/S ADR(1)	162,600	3,543,054
Galapagos NV ADR(1)	78,600	3,907,992
Gilead Sciences, Inc.	327,100	34,659,516
Incyte Corp.(1)	431,500	49,294,560
Infinity Pharmaceuticals, Inc.(1)	678,000	5,979,960
Ironwood Pharmaceuticals, Inc.(1)	1,237,800	15,101,160
NewLink Genetics Corp.(1)	138,300	5,061,780
Ophthotech Corp.(1)	331,000	21,041,670
Portola Pharmaceuticals, Inc.(1)	475,700	23,599,477
Regeneron Pharmaceuticals, Inc.(1)	111,000	60,439,500

		$539,564,565

Health Care Equipment — 11.3%
Boston Scientific Corp.(1)	3,450,000	$63,066,000
Intuitive Surgical, Inc.(1)	80,000	41,601,600
NuVasive, Inc.(1)	806,000	42,024,840
Wright Medical Group NV(1)	1,855,647	39,747,959
Zimmer Biomet Holdings, Inc.	65,500	6,616,155

		$193,056,554

Health Care Facilities — 5.8%
Community Health Systems, Inc.(1)	595,000	$17,219,300
HCA Holdings, Inc.(1)	1,220,500	83,067,230

		$100,286,530

Health Care Services — 1.9%
Express Scripts Holding Co.(1)	378,000	$32,311,440

		$32,311,440

Health Care Supplies — 2.4%
Cooper Cos., Inc. (The)	205,000	$29,981,250
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,480,900	11,080,369

		$41,061,619

Life Sciences Tools & Services — 4.1%
Agilent Technologies, Inc.	241,000	$10,078,620
Fluidigm Corp.(1)	653,000	7,424,610
Illumina, Inc.(1)	180,000	33,102,000
Thermo Fisher Scientific, Inc.	141,000	19,514,400

		$70,119,630

Managed Health Care — 4.0%
Health Net, Inc.(1)	631,200	$39,929,712
Molina Healthcare, Inc.(1)	258,500	15,577,210
WellCare Health Plans, Inc.(1)	149,000	12,289,520

		$67,796,442

Pharmaceuticals — 38.2%
Allergan PLC(1)	343,025	$107,672,117
Astellas Pharma, Inc.	777,000	10,935,525
Bristol-Myers Squibb Co.	1,333,000	89,324,330
Celltrion, Inc.(1)	272,000	20,210,485

Security	Shares	Value
Chugai Pharmaceutical Co., Ltd.	345,000	$12,032,101
Eli Lilly & Co.	611,000	50,126,440
Impax Laboratories, Inc.(1)	773,500	34,080,410
Mylan NV(1)	548,000	28,112,400
Nichi-Iko Pharmaceutical Co., Ltd.	465,780	11,740,447
Novartis AG	895,000	76,354,366
Novo Nordisk A/S, Class B	475,000	26,127,853
Ono Pharmaceutical Co., Ltd.	445,120	71,178,597
Roche Holding AG PC	105,000	28,125,397
Santen Pharmaceutical Co., Ltd.	1,250,000	19,840,926
Sawai Pharmaceutical Co., Ltd.	241,779	13,866,240
Shire PLC ADR	82,128	17,112,190
Teva Pharmaceutical Industries, Ltd. ADR	399,000	25,109,070
Towa Pharmaceutical Co., Ltd.	185,200	11,492,670

		$653,441,564

Total Common Stocks (identified cost $1,298,602,271)		$1,697,638,344

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(2)	$2,024	$2,023,564

Total Short-Term Investments (identified cost $2,023,564)		$2,023,564

Total Investments — 99.3% (identified cost $1,300,625,835)		$1,699,661,908

Other Assets, Less Liabilities — 0.7%		$11,517,707

Net Assets — 100.0%		$1,711,179,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $19,027.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$1,269,191,250
Japan	8.8	151,086,506
Switzerland	8.4	144,180,739
Denmark	1.7	29,670,907
Netherlands	1.6	28,112,400
Israel	1.5	25,109,070
South Korea	1.2	20,210,485
Ireland	1.0	17,112,190
China	0.7	11,080,369
Belgium	0.2	3,907,992

Total Investments	99.3%	$1,699,661,908

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Portfolio did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,308,901,719

Gross unrealized appreciation	$459,808,195
Gross unrealized depreciation	(69,048,006)

Net unrealized appreciation	$390,760,189

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$499,863,589	$39,700,976		$—	$539,564,565
Health Care Equipment	193,056,554	—		—	193,056,554
Health Care Facilities	100,286,530	—		—	100,286,530
Health Care Services	32,311,440	—		—	32,311,440
Health Care Supplies	29,981,250	11,080,369		—	41,061,619
Life Sciences Tools & Services	70,119,630	—		—	70,119,630
Managed Health Care	67,796,442	—		—	67,796,442
Pharmaceuticals	351,536,957	301,904,607		—	653,441,564
Total Common Stocks	$1,344,952,392	$352,685,952	*	$—	$1,697,638,344
Short-Term Investments	$—	$2,023,564		$—	$2,023,564
Total Investments	$1,344,952,392	$354,709,516		$—	$1,699,661,908

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016